SHARE-BASED COMPENSATION - Schedule of assumptions used to estimate fair value of the share options granted (Details)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2021
SHARE-BASED COMPENSATION
Risk-free interest rate minimum	0.0346%	0.0179%
Risk-free interest rate maximum	0.041%	0.0312%
Dividend yield	0.00%	0.00%
Expected volatility range minimum	0.5736%	0.5562%
Expected volatility range maximum	0.5755%	0.5594%
Exercise multiple	2.20
Contractual life	10 years	10 years
Maximum
SHARE-BASED COMPENSATION
Exercise multiple		2.80
Minimum
SHARE-BASED COMPENSATION
Exercise multiple		2.20